Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Summary Of Financial Instrument Outstanding [Table Text Block]
	Contract Amount
	20 1 8	2017

Commitments to Extend Credit	$98,736,000	$96,374,000
Standby Letters of Credit	1,525,000	1,536,000